Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Accounting guidance has been issued that establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:
Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2    Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 inputs must be observable for substantially the full term of the asset or liability.
Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The following table sets forth the Plan’s investments at fair value and by level, as applicable, as of December 31, 2025 and 2024:

	Level 1		Total
	2025	2024	2025	2024
	(in thousands)
Mutual funds	$1,499,759	$1,396,566	$1,499,759	$1,396,566
SAIC common stock	89,951	108,969	89,951	108,969
Self-directed brokerage fund	133,017	110,728	133,017	110,728
Subtotal	$1,722,727	$1,616,263	$1,722,727	$1,616,263
Collective trusts—measured at NAV			4,208,689	3,749,958
Total			$5,931,416	$5,366,221

Collective trusts are measured at fair value using NAV as a practical expedient for fair value and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits. The Plan has no unfunded commitments to the collective trusts, and there are no redemption restrictions. There were no Level 2 or Level 3 investments as of December 31, 2025 and 2024.